Chartered-in Vessels	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lessee, Finance Leases [Text Block]	Obligations related to Finance Leases

	December 31, 2023 $	December 31, 2022 $
Total obligations related to finance leases	1,661,992	1,697,080
Less current portion	(180,206)	(122,488)
Long-term obligations related to finance leases	1,481,786	1,574,592

As at December 31, 2023 and 2022, the Company was a party to finance leases on nine LNG carriers and 10 NGL carriers, respectively. These nine LNG carriers and 10 NGL carriers were sold by the Company to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2025 through to 2035. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.7%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's consolidated balance sheets.
The Company consolidates nine of the 19 Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term and, as a result, is considered to be, under GAAP, the Lessor's primary beneficiary. The sale and leaseback of 10 vessels are accounted for as failed sales. The Company is not considered to hold a variable interest in these buyer Lessor entities and thus, does not consolidate these entities.
The liabilities of the nine Lessors considered as VIEs are loans and are non-recourse to the Company. The amounts funded to the nine Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by the Company's subsidiaries to the nine Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.
During the year ended December 31, 2023, the Company exercised repurchase options to acquire two of its NGL carriers, the Ineos Innovation and the Ineos Dolphin, and one of its LNG carriers, the Myrina, for a total cost of $218.3 million.
As a result of these repurchases, the Company recognized gains totaling $5.1 million on the extinguishment of the original financing arrangements relating to the vessels. These gains are included in other income (expense) in the Company's consolidated statements of income. Immediately following the repurchases, the Company entered into new financing arrangements whereby it sold the vessels to third parties for a total of $327.0 million and chartered them back for 8 to 12-year under bareboat charter contracts. The Company has options to repurchase the vessels at the end of the lease terms for amounts totaling $107.8 million.
During November 2022, the Company refinanced the Macoma LNG carrier by acquiring the vessel from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 8 years. The Company has an option to repurchase the vessel at the end of the lease term for $61.0 million. As a result of this refinancing transaction, the Company recognized a loss of $0.7 million for the year ended December 31, 2022 on the extinguishment of the original financing arrangement which was included in other income (expense) in the Company's consolidated statements of income.
In June 2023, the Company gave notice to exercise its repurchase option to acquire one of its NGL carriers, the Ineos Marlin, for a total cost of $60.5 million. The Company expects to complete the repurchase in late-March 2024.
During January 2024 and March 2024, the Company refinanced its financing arrangements for the Ineos Inspiration and the Ineos Independence NGL carriers (see Note 21).
The obligations of the Company under the bareboat charter contracts for the nine LNG carriers and 10 NGL carriers are guaranteed by the Company. The guarantee agreements require the Company to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage, for certain of its finance leases. As at December 31, 2023, the Company was in compliance with all covenants in respect of the obligations related to its finance leases.
As at December 31, 2023, the remaining commitments related to the financial liabilities of these nine LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels, approximated $2.1 billion, including imputed interest of $411.2 million repayable through 2035, as indicated below:

Year	Commitments as at December 31, 2023
2024	$269,174
2025	$204,336
2026	$379,179
2027	$361,481
2028	$306,619
Thereafter	$575,945

Lessee, Operating Leases [Text Block]	Operating Leases
As at December 31, 2023 and 2022, the Company had in-chartered six LPG carriers under bareboat charter contracts from a third party until December 2024.
A maturity analysis of the Company's operating lease liabilities from its bareboat charter contracts as at December 31, 2023 is as follows:

Lease Commitment
Year	$
Payments:
2024	10,277
Less imputed interest	(372)
Carrying value of operating lease liabilities	9,905
Less current portion	(9,905)
Carrying value of long-term operating lease liabilities	—

Chartered-in Vessels	Chartered-in Vessels
a)Obligations related to Finance Leases

	December 31, 2023 $	December 31, 2022 $
Total obligations related to finance leases	1,661,992	1,697,080
Less current portion	(180,206)	(122,488)
Long-term obligations related to finance leases	1,481,786	1,574,592

As at December 31, 2023 and 2022, the Company was a party to finance leases on nine LNG carriers and 10 NGL carriers, respectively. These nine LNG carriers and 10 NGL carriers were sold by the Company to third parties (or Lessors) and leased back under 7.5 to 15-year bareboat charter contracts ending in 2025 through to 2035. At inception of these leases, the weighted-average interest rate implicit in these leases was 5.7%. The bareboat charter contracts are presented as obligations related to finance leases on the Company's consolidated balance sheets.
The Company consolidates nine of the 19 Lessors for financial reporting purposes as VIEs. The Company understands that these vessels and lease operations are the only assets and operations of the Lessors. The Company operates the vessels during the lease term and, as a result, is considered to be, under GAAP, the Lessor's primary beneficiary. The sale and leaseback of 10 vessels are accounted for as failed sales. The Company is not considered to hold a variable interest in these buyer Lessor entities and thus, does not consolidate these entities.
The liabilities of the nine Lessors considered as VIEs are loans and are non-recourse to the Company. The amounts funded to the nine Lessors in order to purchase the vessels materially match the funding to be paid by the Company's subsidiaries under the sale-leaseback transactions. As a result, the amounts due by the Company's subsidiaries to the nine Lessors considered as VIEs have been included in obligations related to finance leases as representing the Lessors' loans.
During the year ended December 31, 2023, the Company exercised repurchase options to acquire two of its NGL carriers, the Ineos Innovation and the Ineos Dolphin, and one of its LNG carriers, the Myrina, for a total cost of $218.3 million.
As a result of these repurchases, the Company recognized gains totaling $5.1 million on the extinguishment of the original financing arrangements relating to the vessels. These gains are included in other income (expense) in the Company's consolidated statements of income. Immediately following the repurchases, the Company entered into new financing arrangements whereby it sold the vessels to third parties for a total of $327.0 million and chartered them back for 8 to 12-year under bareboat charter contracts. The Company has options to repurchase the vessels at the end of the lease terms for amounts totaling $107.8 million.
During November 2022, the Company refinanced the Macoma LNG carrier by acquiring the vessel from its original Lessor and then selling the vessel to another Lessor and leasing it back for a period of 8 years. The Company has an option to repurchase the vessel at the end of the lease term for $61.0 million. As a result of this refinancing transaction, the Company recognized a loss of $0.7 million for the year ended December 31, 2022 on the extinguishment of the original financing arrangement which was included in other income (expense) in the Company's consolidated statements of income.
In June 2023, the Company gave notice to exercise its repurchase option to acquire one of its NGL carriers, the Ineos Marlin, for a total cost of $60.5 million. The Company expects to complete the repurchase in late-March 2024.
During January 2024 and March 2024, the Company refinanced its financing arrangements for the Ineos Inspiration and the Ineos Independence NGL carriers (see Note 21).
The obligations of the Company under the bareboat charter contracts for the nine LNG carriers and 10 NGL carriers are guaranteed by the Company. The guarantee agreements require the Company to maintain minimum levels of tangible net worth and aggregate liquidity, and not to exceed a maximum amount of leverage, for certain of its finance leases. As at December 31, 2023, the Company was in compliance with all covenants in respect of the obligations related to its finance leases.
As at December 31, 2023, the remaining commitments related to the financial liabilities of these nine LNG carriers and 10 NGL carriers, including the amounts to be paid to repurchase the vessels, approximated $2.1 billion, including imputed interest of $411.2 million repayable through 2035, as indicated below:

Year	Commitments as at December 31, 2023
2024	$269,174
2025	$204,336
2026	$379,179
2027	$361,481
2028	$306,619
Thereafter	$575,945
b)Operating Leases
As at December 31, 2023 and 2022, the Company had in-chartered six LPG carriers under bareboat charter contracts from a third party until December 2024.
A maturity analysis of the Company's operating lease liabilities from its bareboat charter contracts as at December 31, 2023 is as follows:

Lease Commitment
Year	$
Payments:
2024	10,277
Less imputed interest	(372)
Carrying value of operating lease liabilities	9,905
Less current portion	(9,905)
Carrying value of long-term operating lease liabilities	—